Schedule of Investments

April 30, 2024 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)
Structured Investments Equity Linked Notes*†‡(A) [94.8%]
Earthquake [3.7%]
Delancey Segregated Account	$6,255	$8,398
Efficiency [41.3%]
Broadway Segregated Account	28,833	44,000
Hollywood Segregated Account	33,879	49,782
Total Efficiency		93,782
Frequency [14.6%]
Atlantic Segregated Account	6,333	9,210
Jay Segregated Account	3,044	4,238
Ocean Segregated Account	4,713	7,492
Park Segregated Account	5,433	8,190
Sunset Segregated Account	2,535	3,767
Total Frequency		32,897
Multi Peril [9.6%]
Carmelia Segregated Account	6,494	9,171
Nassau Segregated Account	4,141	6,733
Venice Segregated Account	3,435	5,894
Total Multi Peril		21,798
Non-Florida [2.4%]
Lexington Segregated Account	4,303	5,431
Opportunistic [5.5%]
Elevado Segregated Account	5,122	8,070
Trinity Segregated Account	3,010	4,591
Total Opportunistic		12,661
Wind [17.7%]
Fulton Segregated Account	4,128	5,704
Glendale Segregated Account	6,236	9,179
King Segregated Account	5,782	7,844
Madison Segregated Account	5,138	7,916
Rodeo Segregated Account	2,567	3,733
Wilshire Segregated Account	4,719	6,221
Total Wind		40,597
Total Structured Investments Equity Linked Notes
(Cost $146,100)		215,564
Total Investments [94.8%]
(Cost $146,100)		$215,564

Percentages are based on net assets of $227,391 (000).

*	Non-income producing security.
†	Securities considered illiquid. The total value of such securities as of April 30, 2024, was $215,564 (000) and represented 94.8% of the net assets of the Fund.
‡	Securities considered restricted. The total value of such securities as of April 30, 2024, was $215,564 (000) and represented 94.8% of the net assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund’s intent to continue to periodically invest in restricted securities.
(A)	Level 3 security in accordance with fair value hierarchy.

A list of the restricted securities, excluding 144a, held by the Fund at April 30, 2024, is as follows:

Description	Acquisition Date Range	Cost (000)	Value (000)
Delancey Segregated Account	8/2/2017 - 8/11/2021	$6,255	$8,398
Broadway Segregated Account	8/2/2017 - 5/23/2022	28,833	44,000
Hollywood Segregated Account	8/2/2017 - 8/11/2021	33,879	49,782
Atlantic Segregated Account	8/2/2017 - 8/11/2021	6,333	9,210
Jay Segregated Account	8/2/2017 - 5/23/2022	3,044	4,238
Ocean Segregated Account	8/2/2017 - 8/11/2021	4,713	7,492
Park Segregated Account	8/2/2017 - 8/11/2021	5,433	8,190
Sunset Segregated Account	8/2/2017 - 5/23/2022	2,535	3,767
Carmelia Segregated Account	8/2/2017 - 8/11/2021	6,494	9,171
Nassau Segregated Account	8/2/2017 - 8/11/2021	4,141	6,733
Venice Segregated Account	8/2/2017 - 8/11/2021	3,435	5,894
Lexington Segregated Account	8/2/2017 - 8/11/2021	4,303	5,431
Elevado Segregated Account	8/2/2017 - 8/11/2021	5,122	8,070
Trinity Segregated Account	8/2/2017 - 5/23/2022	3,010	4,591
Fulton Segregated Account	8/2/2017 - 8/11/2021	4,128	5,704
Glendale Segregated Account	8/2/2017 - 8/11/2021	6,236	9,179
King Segregated Account	8/2/2017 - 8/11/2021	5,782	7,844
Madison Segregated Account	8/2/2017 - 8/11/2021	5,138	7,916
Rodeo Segregated Account	8/2/2017 - 5/23/2022	2,567	3,733
Wilshire Segregated Account	8/2/2017 - 8/11/2021	4,719	6,221
		$146,100	$215,564

CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND | PAGE 1

Summary of Segregated Accounts

April 30, 2024 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB Reinsurance, Ltd. (“NB RE, Ltd.”) Portfolio is as follows:

Description	Status	Maturity Range	Market Value of NB Reinsurance, Ltd. (000)*
Earthquake
Delancey			$102,917
United States
6 Contracts (6 Cat Bonds)	Live	5/2024 - 1/2030
20 Contracts (6 Cat Bonds)	Matured	8/2017 - 12/2023
Efficiency
Broadway			532,012
North America, Europe, Australia, Japan
59 Contracts (5 Cat Bonds)	Live	5/2024 - 1/2030
388 Contracts (24 Cat Bonds)	Matured	12/2017 - 4/2024
Hollywood			615,041
North America, Europe, Australia
59 Contracts (5 Cat Bonds)	Live	5/2024 - 1/2030
396 Contracts (30 Cat Bonds)	Matured	11/2017 - 4/2024
Frequency
Atlantic			112,731
United States
4 Contracts (4 Cat Bonds)	Live	1/2025 - 5/2029
15 Contracts (5 Cat Bonds)	Matured	12/2017 - 4/2024
Jay			47,133
United States
5 Contracts (4 Cat Bonds)	Live	6/2024 - 1/2031
8 Contracts (2 Cat Bond)	Matured	4/2018 - 4/2024
Ocean			90,460
North America
5 Contracts (5 Cat Bonds)	Live	1/2025 - 1/2030
26 Contracts (6 Cat Bonds)	Matured	9/2017 - 4/2024
Park			97,757
North America
6 Contracts (6 Cat Bonds)	Live	5/2024 - 1/2032
28 Contracts (4 Cat Bonds)	Matured	12/2017 - 4/2024
Sunset			44,103
United States
8 Contracts (7 Cat Bonds)	Live	6/2024 - 12/2026
16 Contracts (8 Cat Bonds)	Matured	12/2018 - 4/2024
Multi Peril
Carmelia			113,214
United States, Japan, Europe, Australia, New Zealand
1 Contract (1 Cat Bond)	Live	1/2025 - 1/2025
15 Contracts (4 Cat Bonds)	Matured	12/2017 - 4/2024
Nassau			84,456
United States
9 Contracts (8 Cat Bonds)	Live	5/2024 - 1/2031
24 Contracts (9 Cat Bonds)	Matured	12/2017 - 3/2024
Venice			73,470
United States
2 Contracts (1 Cat Bond)	Live	5/2024 - 6/2024
15 Contracts (1 Cat Bond)	Matured	7/2018 - 6/2023
Description	Status	Maturity Range	Market Value of NB Reinsurance, Ltd. (000)*
Non-Florida
Lexington			$66,290
United States, Japan
11 Contracts (11 Cat Bonds)	Live	5/2024 - 4/2031
21 Contracts (8 Cat Bonds)	Matured	12/2017 - 3/2024
Opportunistic
Elevado			100,198
United States
4 Contracts (3 Cat Bonds)	Live	12/2024 - 4/2028
21 Contracts (4 Cat Bonds)	Matured	12/2017 - 1/2024
Trinity			56,167
United States
7 Contracts (7 Cat Bonds)	Live	5/2024 - 4/2031
16 Contracts (3 Cat Bonds)	Matured	12/2017 - 4/2024
Wind
Fulton			69,496
United States - Florida
9 Contracts (8 Cat Bonds)	Live	12/2024 - 4/2031
14 Contracts (4 Cat Bonds)	Matured	11/2017 - 4/2024
Glendale			112,665
United States
5 Contracts (4 Cat Bonds)	Live	7/2024 - 1/2028
12 Contracts (2 Cat Bonds)	Matured	12/2017 - 12/2023
King			95,157
United States
2 Contracts (2 Cat Bonds)	Live	12/2024 - 5/2029
23 Contracts (5 Cat Bonds)	Matured	12/2017 - 4/2024
Madison			97,042
United States
6 Contracts (6 Cat Bonds)	Live	5/2024 - 6/2028
24 Contracts (9 Cat Bonds)	Matured	11/2017 - 1/2024
Rodeo			45,966
United States, Japan, Europe
4 Contracts (3 Cat Bonds)	Live	12/2024 - 1/2028
7 Contracts (1 Cat Bond)	Matured	12/2018 - 1/2024
Wilshire			76,282
United States
9 Contracts (9 Cat Bonds)	Live	5/2024 - 1/2032
28 Contracts (4 Cat Bonds)	Matured	12/2017 - 4/2024

Disclosures

*	During the period from July 27, 2017 through April 30, 2024, the Fund owned between 2.1% and 8.2% of the assets represented in the NB Re, Ltd. Portfolio.

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the U.S., Japan and Europe

CNR-QH-003-1400

CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND | PAGE 2